Payables and Accruals	3 Months Ended
Jun. 30, 2011
Payables and Accruals
Accounts Payable and Accrued Liabilities Disclosure [Text Block]

9.         ACCRUED EXPENSES AND OTHER LIABILITIES

Accrued expenses and other liabilities consist of the following:

	June 30, 2011	December 31, 2010

Royalties payable	$ 164,441	$ 41,394
Deferred payroll	-	93,167
Accrued legal fees	94,792	66,251
Accrued accounting fees	67,314	54,170
Deferred revenue	197,551	-
Other accrued liabilities	120,411	152,141
Accrued Expenses and Other Liabilities	$ 644,509	$ 407,123

            Deferred revenue includes the sale of three (3) Calmare devices to a domestic customer initiated but not completed during the quarter ended June 30, 2011.  The funds for the sale were received in the quarter ended June 30, 2011, but the devices were not shipped until July 2011, as requested by the customer.